DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Details) - USD ($)	12 Months Ended							72 Months Ended
	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2028
Finite-Lived Intangible Assets And Liabilities [Line Items]
VOBA Asset							$ 134,000,000
VOBA Liability							$ 29,000,000
Subsequent Event | Forecast
Finite-Lived Intangible Assets And Liabilities [Line Items]
VOBA Asset	$ 226,000,000	$ 23,000,000	$ 25,000,000	$ 28,000,000	$ 31,000,000	$ 71,000,000		$ 404,000,000
VOBA Liability	$ 643,000,000	$ 43,000,000	$ 46,000,000	$ 48,000,000	$ 51,000,000	$ 53,000,000		$ 884,000,000